INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Operating loss carryforwards	$ 19,890	$ 18,234
Capital loss carryforwards	143	143
Allowance for doubtful accounts	21	36
Tax credit carryforwards	568	571
Accrued expenses	1,669	509
Total deferred tax assets	22,291	19,493
Deferred tax liabilities:
Depreciation of property and equipment	(56)	(87)
Deferred tax assets net of deferred tax liabilities before valuation allowance	22,235	19,406
Valuation allowance	(22,143)	(19,275)
Deferred tax assets, net	$ 92	$ 131